Supplement to the
Fidelity® Variable Insurance Products
Growth Opportunities Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2023
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Kyle Weaver (Co-Portfolio Manager) has managed the fund since 2015.
Becky Baker (Co-Portfolio Manager) has managed the fund since 2023.
VGO-SUSTK-1123-100 1.9911225.100	November 14, 2023
Supplement to the
Fidelity® Variable Insurance Products
Growth Opportunities Portfolio
Investor Class
April 29, 2023
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Kyle Weaver (Co-Portfolio Manager) has managed the fund since 2015.
Becky Baker (Co-Portfolio Manager) has managed the fund since 2023.
VIPGRO-INV-SUSTK-1123-100 1.9911226.100	November 14, 2023